INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Reconciliation of Income Tax Rate
	Years Ended
	December 31, 2016	December 31, 2015

Statutory federal income tax rate	-34%	-34%
State income tax, net of federal benefits	-6%	-6%
Valuation allowance	40%	40%
Income tax provision (benefit)	0%	0%

Summary of Benefit For Income Tax
	Years Ended
	December 31, 2016	December31, 2015
Federal
Current	$541,000	$300
Deferred	—	—
State
Current	95,000	50
Deferred	—	—
Change in valuation allowance	(636,000)	(350)
Income tax provision (benefit)	$—	$—

Schedule of Deferred Tax Liability
	Years Ended
	December 31, 2016	December 31, 2015

Deferred tax asset
Net operating loss carryforwards – tax effect	$636,350	$350
Valuation allowance	(636,350)	(350)
Deferred tax asset, net of allowance	$—	$—